AB Active ETFs, Inc.

AB High Yield ETF

Portfolio of Investments

August 31, 2026 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 76.1%
Industrial – 66.2%
Basic – 6.6%
Alcoa Nederland Holding BV 4.125%, 03/31/2029(a)	U.S.$	1,735	$1,679,376
7.125%, 03/15/2031(a)		218	225,218
ASP Unifrax Holdings, Inc. 7.10% (7.10% Cash or 5.85% Cash and 1.25% PIK), 09/30/2029(b) (c) (d)		282	706
10.425% (10.425% Cash or 11.175% PIK or 6.425% Cash and 4.75% PIK), 09/30/2029(b) (c) (d) (e)		606	225,518
12.05% (CME Term SOFR 1 Month + 8.37%), 10/29/2026(f) (g) (h) (i)		91	33,209
12.05% (CME Term SOFR 1 Month + 8.37%), 11/26/2026(f) (g) (h) (i)		18	6,727
12.05% (CME Term SOFR 1 Month + 8.37%), 07/31/2027(c) (f) (h) (i)		92	89,676
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 06/15/2027(a)		234	233,808
Celanese US Holdings LLC 7.35%, 11/15/2028(e)		663	688,990
7.379%, 07/15/2032(e)		1,031	1,080,065
7.70%, 11/15/2033(e)		1,369	1,461,805
Cerdia Finanz GmbH 9.375%, 10/03/2031(a)		200	181,340
Champion Iron Canada, Inc. 7.875%, 07/15/2032(a)		727	741,104
Clydesdale Acquisition Holdings, Inc. 6.625%, 04/15/2029(a)		1,642	1,646,384
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		1,519	1,521,066
Fortescue Treasury Pty Ltd. 4.50%, 09/15/2027(a)		472	468,101
GPD Cos., Inc. 12.50% (12.50% Cash and 2.375% PIK), 12/31/2029(a) (j)		50	33,215
INEOS Finance PLC 7.25%, 03/31/2031(a)	EUR	355	390,372
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	591	571,160
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023(b) (c) (h) (i) (k)		60	-0-
Methanex US Operations, Inc. 6.25%, 03/15/2032(a)		725	734,200
Novelis Corp. 4.75%, 01/30/2030(a)		331	319,703
Olin Corp. 5.00%, 02/01/2030		1,781	1,721,639
Olympus Water US Holding Corp. 6.75%, 08/01/2032(a)		327	322,069
7.25%, 02/15/2033(a)		2,022	2,022,991
Perimeter Holdings LLC 5.00%, 10/30/2029(a)		267	261,035
Rain Carbon, Inc. 12.25%, 09/01/2029(a)		64	68,006
Roller Bearing Co. of America, Inc. 4.375%, 10/15/2029(a)		408	398,575
Sealed Air Corp. 6.875%, 07/15/2033(a)		500	488,910
Skeena Resources Ltd. 8.50%, 04/01/2031(a)		1,426	1,506,455
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC 5.00%, 07/15/2033(a)	EUR	146	169,627
6.125%, 07/15/2033(a)	U.S.$	302	300,532
Sword Purchaser LLC 8.25%, 04/15/2033(a)		833	861,722
Vibrantz Technologies, Inc. 9.00%, 02/28/2031(c)		2	1,194

	Principal Amount (000)		U.S. $ Value

WR Grace Holdings LLC 5.625%, 08/15/2029(a)	U.S.$	136	$129,344
6.625%, 08/15/2032(a)		1,087	1,047,520
7.00%, 08/01/2033(a)		799	774,055

			22,405,417

Capital Goods – 5.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 5.00%, 01/30/2031(a)	EUR	177	208,183
Biffa Group Holdings Ltd. 5.25%, 06/15/2031(a)		358	413,253
Bombardier, Inc. 7.45%, 05/01/2034(a)	U.S.$	1,264	1,387,543
8.75%, 11/15/2030(a)		1,007	1,061,086
Calderys Financing LLC 11.25%, 06/01/2028(a)		307	317,131
Camelot Return Merger Sub, Inc. 8.75%, 08/01/2028(a)		798	415,231
Columbus McKinnon Corp./NY 7.125%, 02/01/2033(a)		1,560	1,577,768
Constantia Flexibles GmbH 6.25%, 07/15/2032(a)	EUR	117	137,111
Cornerstone Building Brands, Inc. 9.5%, 08/15/2029(a)	U.S.$	120	61,188
Dycom Industries, Inc. 4.50%, 04/15/2029(a)		91	88,590
Efesto Bidco SpA Efesto US LLC Series XR 7.50%, 02/15/2032(a)		1,339	1,361,080
EnerSys 4.375%, 12/15/2027(a)		80	79,373
Esab Corp. 6.25%, 04/15/2029(a)		1,229	1,245,419
GFL Environmental, Inc. 4.00%, 08/01/2028(a)		40	39,204
4.375%, 08/15/2029(a)		438	423,331
Goat Holdco LLC 6.75%, 02/01/2032(a)		1,497	1,527,180
Griffon Corp. 5.75%, 03/01/2028		408	408,233
Luna 2 5 SARL 5.50%, 07/01/2032(a)	EUR	125	146,045
Maxam Prill SARL 7.75%, 07/15/2030(a)	U.S.$	483	498,147
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(a)		353	349,805
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(a)		1,358	1,279,657
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		1,522	1,466,584
TransDigm, Inc. 6.375%, 03/01/2029(a)		2,916	2,958,195
6.75%, 08/15/2028(a)		690	695,396
VoltaGrid LLC 7.375%, 11/01/2030(a)		448	450,625
WESCO Distribution, Inc. 5.25%, 04/15/2031(a)		663	653,691

			19,249,049

Communications - Media – 4.7%
AMC Global Media, Inc. 10.50%, 07/15/2032(a)		176	185,877
Arches Buyer, Inc. 6.125%, 12/01/2028(a)		617	610,090
9.00%, 08/15/2031(a)		308	321,481

	Principal Amount (000)		U.S. $ Value

CCO Holdings LLC/CCO Holdings Capital Corp. 7.375%, 03/01/2031(a)	U.S.$	231	$233,758
Clear Channel Outdoor Holdings, Inc. 7.125%, 02/15/2031(a)		445	458,390
CompoSecure Holdings LLC 5.625%, 02/01/2033(a)		211	204,370
CSC Holdings LLC 4.50%, 11/15/2031(a)		199	103,544
4.625%, 12/01/2030(a)		678	146,197
5.375%, 02/01/2028(a)		298	161,501
5.50%, 04/15/2027(a)		356	206,053
5.75%, 01/15/2030(a)		400	84,708
6.50%, 02/01/2029(a)		351	186,332
7.50%, 04/01/2028(a)		200	46,066
11.25%, 05/15/2028(a)		449	250,201
11.75%, 01/31/2029(a)		505	277,664
DIRECTV Financing LLC 8.875%, 02/01/2030(a)		347	355,325
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		63	62,998
10.00%, 02/15/2031(a)		725	767,507
Discovery Global Holdings, Inc. 4.279%, 03/15/2032		487	445,639
5.05%, 03/15/2042		2,151	1,569,413
5.141%, 03/15/2052		147	98,791
DISH DBS Corp. 5.125%, 06/01/2029(b) (d)		687	634,589
5.25%, 12/01/2026(a) (b) (d)		348	347,071
5.75%, 12/01/2028(a) (b) (d)		1,869	1,841,750
7.375%, 07/01/2028(b) (d)		214	210,771
EchoStar Corp. 10.75%, 11/30/2029		689	744,881
6.75% (6.75% Cash or 6.75% PIK), 11/30/2030(e) (j)		414	420,139
EW Scripps Co. (The) 9.88%, 08/15/2030(a)		363	328,119
Gray Media, Inc. 4.75%, 10/15/2030(a)		185	152,159
5.375%, 11/15/2031(a)		17	13,215
7.25%, 08/15/2033(a)		311	310,932
9.63%, 07/15/2032(a)		676	693,786
iHeartCommunications, Inc. 9.125%, 05/01/2029(a)		232	209,344
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(a)		654	367,496
6.75%, 10/15/2027(a)		1,072	618,265
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		257	256,250
Midcontinent Communications 8.00%, 08/15/2032(a)		141	122,567
National CineMedia, Inc. 5.75%, 08/15/2026(b) (h) (i) (l)		21	-0-
Paramount Global 6.375%, 03/30/2062		385	315,665
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		48	42,684
8.125%, 02/15/2033(a)		535	555,860
Sirius XM Radio LLC 4.00%, 07/15/2028(a)		242	236,117
Snap, Inc. 6.875%, 03/15/2034(a)		377	366,674
Summer BC Holdco B SARL 5.875%, 02/15/2030(a)	EUR	113	110,023

			15,674,262

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 2.4%
Altice Financing SA 5.75%, 08/15/2029(a)	U.S.$	261	$160,189
Altice France Lux 3/Altice Holdings 1 10.00%, 01/15/2033(c)		50	49,089
Altice France SA 6.50%, 04/15/2032(a)		488	474,849
6.875%, 10/15/2030(a)		507	495,851
6.875%, 07/15/2032(a)		564	552,581
9.5%, 11/01/2029(a)		270	273,373
APLD ComputeCo 2 LLC 6.75%, 03/15/2031(a)		707	679,901
APLD ComputeCo 3 LLC 7.00%, 06/15/2031(a)		336	323,605
Connect Finco SARL/Connect US Finco LLC 9.00%, 09/15/2029(a)		200	209,346
Core Scientific Finance I LLC 7.75%, 05/15/2031(a)		1,210	1,173,797
Edged Compute LLC 7.50%, 04/30/2031(a)		777	737,117
ELK Grove Village Property LLC 7.50%, 06/15/2031(a)		705	678,873
Galaxy Helios Data Centers II LLC 9.88%, 08/01/2031(a)		1,424	1,411,440
GCI LLC 4.75%, 10/15/2028(a)		200	196,464
Viasat, Inc. 6.50%, 07/15/2028(a)		22	21,973
7.50%, 05/30/2031(a)		128	128,547
Yondr JK 1 LLC 6.875%, 06/30/2031(a)		739	692,081

			8,259,076

Consumer Cyclical - Automotive – 2.5%
Adient Global Holdings Ltd. 8.25%, 04/15/2031(a)		928	966,902
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(a)		1,270	749,516
Cooper-Standard Automotive, Inc. 9.25%, 03/01/2031(a)		315	320,238
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(b) (c) (h) (i) (k) (l)		32	-0-
Exide Technologies (First Lien) 11.00%, 10/31/2024(b) (c) (h) (i) (k) (l)		13	-0-
Goodyear Tire & Rubber Co. (The) 5.25%, 07/15/2031		796	708,623
6.625%, 07/15/2030		382	369,218
IHO Verwaltungs GmbH 6.75% (6.75% Cash or 7.50% PIK), 11/15/2029(a) (j)	EUR	144	173,886
JB Poindexter & Co., Inc. 8.75%, 12/15/2031(a)	U.S.$	150	154,898
Nissan Motor Acceptance Co. LLC 2.75%, 03/09/2028(a)		211	201,674
6.125%, 09/30/2030(a)		153	150,316
7.05%, 09/15/2028(a)		1,833	1,870,192
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		610	603,638
4.81%, 09/17/2030(a)		1,262	1,174,556
PM General Purchaser LLC 9.5%, 10/01/2028(a)		419	327,516
Tenneco, Inc. 8.00%, 11/17/2028(a)		814	816,702

			8,587,875

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Entertainment – 1.3%
Live Nation Entertainment, Inc. 6.50%, 05/15/2027(a)	U.S.$	262	$262,390
NCL Corp., Ltd. 5.875%, 01/15/2031(a)		1,863	1,786,561
6.25%, 09/15/2033(a)		136	127,167
6.75%, 02/01/2032(a)		640	622,707
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		1,377	1,343,732
Six Flags Entertainment Corp. 7.25%, 05/15/2031(a)		184	181,625
Viking Cruises Ltd. 7.00%, 02/15/2029(a)		50	50,045
9.125%, 07/15/2031(a)		121	126,898

			4,501,125

Consumer Cyclical - Other – 6.8%
Affinity Interactive 6.875%, 12/15/2027(a)		59	26,962
Allwyn Entertainment Financing UK PLC 7.875%, 04/30/2029(a)		438	448,823
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.875%, 08/01/2033(a)		216	216,804
Banijay Gaming SAS 5.125%, 12/10/2031(a)	EUR	243	285,534
Builders FirstSource, Inc. 4.25%, 02/01/2032(a)	U.S.$	1,049	964,545
6.375%, 06/15/2032(a)		278	278,815
Caesars Entertainment, Inc. 6.00%, 10/15/2032(a)		124	111,299
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		1,094	1,086,287
5.50%, 04/01/2027(a)		106	106,045
Cirsa Finance International SARL 6.50%, 03/15/2029(a)	EUR	220	263,538
CP Atlas Buyer, Inc. 9.75%, 07/15/2030(a)	U.S.$	790	694,339
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(a)		1,469	1,478,930
Hilton Domestic Operating Co., Inc. 3.75%, 05/01/2029(a)		729	702,187
5.875%, 04/01/2029(a)		419	422,331
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875%, 07/01/2031(a)		592	547,588
5.00%, 06/01/2029(a)		1,093	1,064,112
6.625%, 01/15/2032(a)		211	212,756
Jacobs Entertainment, Inc. 6.75%, 02/15/2029(a)		100	99,006
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)		1,371	1,326,758
6.50%, 10/01/2033(a)		249	247,638
Masterbrand, Inc. 7.00%, 07/15/2032(a)		1,488	1,487,152
MGM Resorts International 6.125%, 09/15/2029		1,200	1,213,464
6.50%, 04/15/2032		608	607,696
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875%, 05/01/2029(a)		166	162,160
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 8.25%, 04/15/2030(a)		311	324,454
11.875%, 04/15/2031(a)		290	314,879
Penn Entertainment, Inc. 6.75%, 04/01/2031(a)		1,503	1,507,945

	Principal Amount (000)		U.S. $ Value

Standard Building Solutions, Inc. 5.875%, 03/15/2034(a)	U.S.$	867	$839,516
6.25%, 08/01/2033(a)		380	377,325
6.50%, 08/15/2032(a)		415	417,432
Standard Industries, Inc./NY 3.375%, 01/15/2031(a)		227	205,049
4.375%, 07/15/2030(a)		996	946,857
Station Casinos LLC 4.50%, 02/15/2028(a)		290	287,065
Travel & Leisure Co. 4.50%, 12/01/2029(a)		478	461,370
4.625%, 03/01/2030(a)		12	11,590
6.00%, 04/01/2027(e)		55	55,111
6.25%, 06/01/2031(a)		1,301	1,309,040
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(a)		1,611	1,582,195

			22,694,597

Consumer Cyclical - Restaurants – 0.8%
1011778 BC ULC/New Red Finance, Inc. 4.00%, 10/15/2030(a)		366	345,391
4.375%, 01/15/2028(a)		1,363	1,349,261
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.5%, 07/01/2032(a)		104	103,230
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.625%, 01/15/2029(a)		404	393,924
Papa John’s International, Inc. 3.875%, 09/15/2029(a)		22	20,423
Yum! Brands, Inc. 3.625%, 03/15/2031		355	328,524
4.75%, 01/15/2030(a)		243	238,276

			2,779,029

Consumer Cyclical - Retailers – 5.4%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(a)		1,856	1,896,479
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		1,258	1,223,606
5.00%, 02/15/2032(a)		548	522,195
Beach Acquisition Bidco LLC 5.25%, 07/15/2032(a)	EUR	229	266,799
Boots Group Finco LP 5.375%, 08/31/2032(a)		421	498,848
Carvana Co. 5.50%, 04/15/2027(a)	U.S.$	39	38,599
9.00%, 06/01/2031(a) (e) (j)		1,093	1,205,882
FirstCash, Inc. 4.625%, 09/01/2028(a)		1,836	1,804,513
Gap, Inc. (The) 3.625%, 10/01/2029(a)		1,416	1,338,913
3.875%, 10/01/2031(a)		342	313,983
Gee Automotive Holdings LLC 7.25%, 03/01/2031(a)		323	327,299
Global Auto Holdings Ltd./AAG FH UK Ltd. 8.375%, 01/15/2029(a)		318	318,725
8.75%, 01/15/2032(a)		668	655,288
11.50%, 08/15/2029(a)		255	269,923
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		822	801,434
LCM Investments Holdings II LLC 4.875%, 05/01/2029(a)		1,703	1,664,955
Park River Holdings, Inc. 8.00%, 03/15/2031(a)		152	152,792

	Principal Amount (000)		U.S. $ Value

Penske Automotive Group, Inc. 3.75%, 06/15/2029	U.S.$	715	$684,512
PetSmart LLC/PetSmart Finance Corp. 7.50%, 09/15/2032(a)		1,084	1,094,038
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(a)		1,331	1,271,731
Staples, Inc. 10.75%, 09/01/2029(a)		1,120	1,075,816
12.75%, 01/15/2030(a)		254	201,368

			17,627,698

Consumer Non-Cyclical – 8.4%
Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(a)		150	147,412
Adapthealth LLC 5.125%, 03/01/2030(a)		1,303	1,220,637
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.875%, 02/15/2030(a)		49	47,209
Bausch & Lomb Corp. 8.375%, 10/01/2028(a)		832	853,499
Bausch Health Americas, Inc. 8.50%, 01/31/2027(a)		59	58,968
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		261	249,915
11.00%, 09/30/2028(a)		622	655,961
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)		98	89,282
5.25%, 05/15/2030(a)		1,937	1,807,027
6.00%, 01/15/2029(a)		20	19,763
6.875%, 04/15/2029(a)		423	405,475
9.75%, 01/15/2034(a)		250	255,203
10.875%, 01/15/2032(a)		864	916,946
CVS Health Corp. 6.75%, 12/10/2054		33	33,883
7.00%, 03/10/2055		495	510,365
DaVita, Inc. 4.625%, 06/01/2030(a)		2,257	2,176,515
Embecta Corp. 5.00%, 02/15/2030(a)		1,376	1,128,925
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		747	683,049
Fiesta Purchaser, Inc. 7.875%, 03/01/2031(a)		205	207,659
Gainwell Acquisition Corp. 9.00%, 09/01/2031(a)		358	373,258
Genmab A/S/Genmab Finance LLC 7.25%, 12/15/2033(a)		163	169,822
Grifols SA 3.875%, 10/15/2028(a)	EUR	312	359,893
4.75%, 10/15/2028(a)	U.S.$	469	462,312
Gruppo San Donato SpA 6.50%, 10/31/2031(a)	EUR	335	380,754
Insulet Corp. 6.50%, 04/01/2033(a)	U.S.$	414	420,293
IQVIA, Inc. 4.625%, 06/15/2033(a)	EUR	386	449,584
5.00%, 10/15/2026(a)	U.S.$	400	399,988
5.00%, 05/15/2027(a)		197	197,043
Kedrion SpA 6.50%, 09/01/2029(a)		350	349,275
LifePoint Health, Inc. 7.00%, 05/01/2034(a)		1,658	1,558,553
9.88%, 08/15/2030(a)		632	665,180

	Principal Amount (000)		U.S. $ Value

Mehilainen Yhtiot Oy 5.125%, 06/30/2032(a)	EUR	261	$304,524
ModivCare, Inc. 5.00%, 10/01/2029(b) (c) (d) (e) (h)	U.S.$	459	597
MPH Acquisition Holdings LLC 5.75%, 12/31/2030(a)		291	249,216
11.50% (6.50% Cash and 5.00% PIK), 12/31/2030(a) (e) (j)		148	146,292
Neogen Food Safety Corp. 8.625%, 07/20/2030(a)		111	117,078
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		865	856,203
5.125%, 04/30/2031(a)		200	199,884
7.875%, 05/15/2034(a)		440	471,500
Paradigm Parent LLC & Paradigm Parent CO-Issuer, Inc. 8.75%, 04/17/2032(a)		1,385	1,304,435
Post Holdings, Inc. 6.375%, 03/01/2033(a)		235	230,942
Select Medical Corp. 6.25%, 12/01/2032(a)		1,426	1,382,835
Surgery Center Holdings, Inc. 7.25%, 04/15/2032(a)		651	655,264
TEAM Services Holding, Inc. 9.00%, 02/15/2033(a)		146	151,999
Tenet Healthcare Corp. 4.25%, 06/01/2029		1,739	1,694,082
US Foods, Inc. 4.75%, 02/15/2029(a)		1,838	1,814,547
6.875%, 09/15/2028(a)		208	211,756
Whirlpool Corp. 6.125%, 06/15/2030		1,479	1,389,328
7.50%, 07/01/2031(a)		88	88,313
7.875%, 07/01/2034(a)		115	112,822

			28,635,265

Energy – 8.0%
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.875%, 06/30/2029(a)		132	131,960
6.625%, 10/15/2032(a)		56	56,496
BKV Upstream Midstream LLC 7.50%, 10/15/2030(a)		104	105,347
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 07/15/2029(a)		605	622,013
7.25%, 07/15/2032(a)		920	950,995
Buckeye Partners LP 4.50%, 03/01/2028(a)		3	2,962
6.875%, 07/01/2029(a)		858	877,708
California Resources Corp. 7.00%, 01/15/2034(a)		297	296,834
Chord Energy Corp. 6.75%, 03/15/2033(a)		848	866,334
CITGO Petroleum Corp. 8.375%, 01/15/2029(a)		227	233,075
CNX Resources Corp. 7.25%, 03/01/2032(a)		1,357	1,395,552
7.375%, 01/15/2031(a)		334	341,725
Comstock Resources, Inc. 6.75%, 03/01/2029(a)		1,180	1,169,073
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 06/15/2031(a)		1,774	1,735,699
Crescent Energy Finance LLC 7.375%, 01/15/2033(a)		448	457,247
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625%, 03/15/2029(a)		857	887,381

	Principal Amount (000)		U.S. $ Value

Ferrellgas LP/Ferrellgas Finance Corp. 5.875%, 04/01/2029(a)	U.S.$	764	$753,655
9.25%, 01/15/2031(a)		860	910,233
Global Partners LP/GLP Finance Corp. 7.125%, 07/01/2033(a)		500	513,855
Gulfport Energy Operating Corp. 6.75%, 09/01/2029(a)		400	407,380
Hilcorp Energy I LP/Hilcorp Finance Co. 6.00%, 02/01/2031(a)		324	319,882
Howard Midstream Energy Partners LLC 7.375%, 07/15/2032(a)		500	516,310
Kraken Oil & Gas Partners LLC 7.625%, 08/15/2029(a)		68	69,315
Matador Resources Co. 6.25%, 04/15/2033(a)		100	99,998
6.50%, 04/15/2032(a)		1,351	1,363,780
Nabors Industries, Inc. 9.125%, 01/31/2030(a)		189	198,280
NFE Financing LLC 12.00%, 11/15/2029(b) (c) (d)		1,012	301,919
Northern Oil & Gas, Inc. 7.875%, 10/15/2033(a)		214	220,114
NuStar Logistics LP 5.625%, 04/28/2027		1,036	1,039,512
6.375%, 10/01/2030		101	103,468
PBF Holding Co. LLC/PBF Finance Corp. 7.25%, 06/01/2034(a)		342	351,607
7.875%, 09/15/2030(a)		39	40,384
9.88%, 03/15/2030(a)		357	381,280
Range Resources Corp. 4.75%, 02/15/2030(a)		245	239,512
SM Energy Co. 6.75%, 08/01/2029(a)		1,031	1,053,239
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 06/01/2031(a)		237	224,444
Sunoco LP 4.625%, 05/01/2030(a)		682	660,517
5.375%, 07/15/2031(a)		137	135,275
5.625%, 03/15/2031(a)		500	496,900
6.625%, 08/15/2032(a)		650	660,400
7.875%, 09/18/2030(a) (m)		261	269,389
Sunoco LP/Sunoco Finance Corp. 4.50%, 04/30/2030		352	341,352
5.875%, 03/15/2028		16	16,026
Superior Plus LP/Superior General Partner, Inc. 4.50%, 03/15/2029(a)		130	126,087
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 5.50%, 01/15/2028(a)		1	1,000
7.375%, 02/15/2029(a)		290	297,647
Talos Production, Inc. 8.00%, 07/15/2034(a)		495	511,944
TerraForm Power Operating LLC 5.00%, 01/31/2028(a)		305	301,621
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029(a)		1,481	1,462,413
Transocean Aquila Ltd. 8.00%, 09/30/2028(a)		69	70,359
Transocean International Ltd. 7.875%, 10/15/2032(a)		116	121,784
8.75%, 02/15/2030(a)		174	180,475
Trident Energy Finance PLC 12.50%, 11/30/2029(a)		200	212,138
Validus Energy II Midcon LLC 8.00%, 08/01/2031(a)		114	114,809

	Principal Amount (000)		U.S. $ Value

Venture Global LNG, Inc. 8.375%, 06/01/2031(a)	U.S.$	140	$145,622
9.00%, 09/30/2029(a) (m)		320	324,042
9.88%, 02/01/2032(a)		1,133	1,207,155
Vermilion Energy, Inc. 6.875%, 05/01/2030(a)		32	32,209

			26,927,732

Other Industrial – 1.1%
ADI Global Distribution Funding LLC 7.125%, 07/15/2034(a)		113	116,682
American Builders & Contractors Supply Co., Inc. 3.875%, 11/15/2029(a)		27	25,677
Belden, Inc. 3.375%, 07/15/2031(a)	EUR	153	169,599
Dealer Tire Financial LLC 10.375%, 10/01/2031(a)	U.S.$	1,187	1,181,041
Lsf12 Helix Parent LLC 7.125%, 02/01/2033(a)		228	227,943
Multiversity SpA 6.695% (EURIBOR 3 Month + 4.25%), 05/17/2031(a) (f)	EUR	100	111,272
7.125%, 05/17/2031(a)		125	139,483
RB Global Holdings, Inc. 7.75%, 03/15/2031(a)	U.S.$	337	348,138
Velocity Vehicle Group LLC 8.00%, 06/01/2029(a)		972	973,108
Veritiv Operating Co. 10.50%, 11/30/2030(a)		199	207,901

			3,500,844

Services – 5.1%
ADT Security Corp. (The) 4.125%, 08/01/2029(a)		1,007	969,832
Allied Universal Holdco LLC 7.875%, 02/15/2031(a)		1,223	1,271,553
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625%, 06/01/2028(a)		1,398	1,376,426
4.875%, 06/01/2028(a)	GBP	100	134,250
Angi Group LLC 3.875%, 08/15/2028(a)	U.S.$	1,577	1,242,597
Belron UK Finance PLC 5.75%, 10/15/2029(a)		1,393	1,398,502
Clarivate Science Holdings Corp. 4.875%, 07/01/2029(a)		540	508,372
Deepocean Ltd. 6.00%, 04/08/2031(a)	EUR	221	263,606
Garda World Security Corp. 6.00%, 06/01/2029(a)	U.S.$	1,450	1,433,470
8.25%, 08/01/2032(a)		518	529,479
8.375%, 11/15/2032(a)		124	127,018
ION Platform Finance US, Inc./ION Platform Finance SARL 4.625%, 05/01/2028(a)		30	27,773
5.00%, 05/01/2028(a)		42	39,319
5.75%, 05/15/2028(a)		62	58,363
8.75%, 05/01/2029(a)		200	182,500
Match Group Holdings II LLC 3.625%, 10/01/2031(a)		387	348,911
4.625%, 06/01/2028(a)		301	297,367
Monitronics International, Inc. 9.125%, 04/01/2020(b) (h) (i) (k) (l)		14	-0-
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		696	683,173
Rakuten Group, Inc. 9.75%, 04/15/2029(a)		746	812,551

	Principal Amount (000)		U.S. $ Value

Raven Acquisition Holdings LLC 6.875%, 11/15/2031(a)	U.S.$	1,707	$1,701,060
Sabre GLBL, Inc. 10.75%, 11/15/2029(a)		238	235,349
10.75%, 03/15/2030(a)		303	297,549
11.125%, 07/15/2030(a)		648	637,522
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 5.50%, 05/15/2033(a)	EUR	412	468,849
Techem Verwaltungsgesellschaft 675 mbH 5.375%, 07/15/2029(a)		178	211,072
Wand NewCo 3, Inc. 7.625%, 01/30/2032(a)	U.S.$	1,614	1,641,212

			16,897,675

Technology – 5.6%
Almaviva-The Italian Innovation Co. SpA 5.00%, 10/30/2030(a)	EUR	206	236,205
AthenaHealth Group, Inc. 6.50%, 02/15/2030(a)	U.S.$	836	817,065
7.50%, 02/15/2032(a)		1,000	1,031,320
Cloud Software Group LLC 6.50%, 03/31/2029(a)		1,371	1,366,188
6.625%, 08/15/2033(a)		153	138,707
8.25%, 06/30/2032(a)		861	844,038
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028(a)		72	72,114
CoreWeave, Inc. 8.50%, 07/15/2032(a)	EUR	501	518,504
9.25%, 06/01/2030(a)	U.S.$	800	743,112
9.63%, 07/15/2032(a)		343	303,315
Ellucian Holdings, Inc. 6.50%, 12/01/2029(a)		1,574	1,551,995
Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(a)		1,510	1,544,126
Gen Digital, Inc. 6.75%, 09/30/2027(a)		1,446	1,449,948
GoTo Group, Inc. 5.50%, 05/01/2028(a)		218	136,784
IPD 3 BV 5.50%, 06/15/2031(a)	EUR	159	179,685
Meridian Arc Holdco LLC 6.25%, 04/30/2031(a)	U.S.$	1,270	1,207,224
MKS, Inc. 4.25%, 02/15/2034(a)	EUR	389	439,599
OAK-Eagle Acquireco, Inc. 6.25%, 07/01/2033(a)		782	955,215
7.25%, 07/01/2033(a)	U.S.$	136	141,460
8.75%, 07/01/2034(a)		1,526	1,620,444
ON Semiconductor Corp. 3.875%, 09/01/2028(a)		164	159,967
Rackspace Finance LLC 3.50%, 05/15/2028(a)		526	439,364
Rackspace Technology Global, Inc. 5.375%, 12/01/2028(a)		109	90,459
Rocket Software, Inc. 9.00%, 11/28/2028(a)		1,079	1,101,616
TeamSystem SpA 5.00%, 07/01/2031(a)	EUR	322	362,081
TTM Technologies, Inc. 4.00%, 03/01/2029(a)	U.S.$	111	106,873
Virtusa Corp. 7.125%, 12/15/2028(a)		602	537,544
WULF Compute LLC 7.75%, 10/15/2030(a)		910	945,990

			19,040,942

	Principal Amount (000)		U.S. $ Value

Transportation - Airlines – 1.0%
Allegiant Travel Co. 7.125%, 07/01/2031(a)	U.S.$	602	$608,134
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 04/20/2029(a)		1,958	1,955,690
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(a)		189	162,120
WestJet An Alberta Partnership 8.00%, 02/14/2031(a)		517	497,685

			3,223,629

Transportation - Services – 1.0%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.375%, 05/21/2030(a)	EUR	158	188,350
Alta Equipment Group, Inc. 9.00%, 06/01/2029(a)	U.S.$	50	48,470
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 07/15/2027(a)		3	2,995
Beacon Mobility Corp. 7.25%, 08/01/2030(a)		535	549,718
Edge Finco PLC 8.125%, 08/15/2031(a)	GBP	134	187,171
Hertz Corp. (The) 4.625%, 12/01/2026(a)	U.S.$	113	108,932
Kapla Holding SAS 5.00%, 04/30/2031(a)	EUR	359	417,765
PODS LLC 8.75%, 05/15/2031(a)	U.S.$	444	417,156
PROG Holdings, Inc. 6.00%, 11/15/2029(a)		918	903,541
Rand Parent LLC 8.50%, 02/15/2030(a)		179	184,928
Upbound Group, Inc. 6.375%, 02/15/2029(a)		99	98,609

			3,107,635

			223,111,850

Financial Institutions – 9.8%
Banking – 0.4%
Ally Financial, Inc. Series C 4.70%, 05/15/2028(m)		28	27,160
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		151	151,320
Bread Financial Holdings, Inc. 6.75%, 05/15/2031(a)		96	98,054
8.375%, 06/15/2035(a)		243	253,430
Credit Acceptance Corp. 6.625%, 03/15/2030(a)		256	257,495
Freedom Mortgage Corp. 12.25%, 10/01/2030(a)		29	30,923
Synchrony Financial Series C 7.25%, 08/15/2031(m)		793	780,439

			1,598,821

Brokerage – 0.8%
Aretec Group, Inc. 10.00%, 08/15/2030(a)		640	673,869

	Principal Amount (000)		U.S. $ Value

Focus Financial Partners LLC 6.75%, 09/15/2031(a)	U.S.$	554	$550,837
7.25%, 09/15/2031(a)		814	822,995
Hightower Holding LLC 6.75%, 04/15/2029(a)		11	10,896
9.125%, 01/31/2030(a)		322	332,884
StoneX Group, Inc. 7.875%, 03/01/2031(a)		253	263,325

			2,654,806

Finance – 3.8%
Black Pearl Compute LLC 6.125%, 02/15/2031(a)		846	847,032
CNG Holdings, Inc. 16.50% (16.50% Cash or 14.50% Cash and 3.00% PIK), 06/30/2031(a) (j)		31	24,665
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(a)		1,664	1,590,035
Enova International, Inc. 9.125%, 08/01/2029(a)		1,362	1,423,780
11.25%, 12/15/2028(a)		119	124,385
Freedom Mortgage Holdings LLC 6.875%, 05/01/2031(a)		332	318,335
7.875%, 04/01/2033(a)		331	318,505
9.125%, 05/15/2031(a)		289	298,286
goeasy Ltd. 6.875%, 05/15/2030(a)		398	361,237
7.375%, 10/01/2030(a)		260	240,997
7.625%, 07/01/2029(a)		1,072	1,026,504
9.25%, 12/01/2028(a)		83	83,258
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		1,650	1,598,338
Navient Corp. 5.625%, 08/01/2033		1,438	1,241,612
11.50%, 03/15/2031		442	477,546
Phoenix Aviation Capital Ltd. 9.25%, 07/15/2030(a)		1,441	1,507,445
Planet Financial Group LLC 10.50%, 12/15/2029(a)		122	120,071
Stonebriar ABF Issuer LLC 7.00%, 08/15/2031(a)		926	901,813
8.125%, 12/15/2030(a)		421	425,399
Terawulf, Inc. Zero Coupon, 05/01/2032(a) (n)		17	18,219
Velocity Commercial Capital LLC 9.375%, 02/15/2031(a)		110	113,978

			13,061,440

Financial Services – 1.5%
1261229 BC Ltd. 10.00%, 04/15/2032(a)		1,610	1,672,387
Asurion LLC/Asurion Co-Issuer, Inc. 8.00%, 12/31/2032(a)		1,895	1,885,373
Cipher Compute LLC 7.125%, 11/15/2030(a)		664	673,442
CrossCountry Intermediate HoldCo LLC 6.75%, 12/01/2032(a)		338	323,564
Encore Capital Group, Inc. 6.625%, 04/15/2031(a)		200	200,780
Titanium 2l Bondco SARL 6.25%, 01/14/2031(j)	EUR	109	17,429

			4,772,975

	Principal Amount (000)		U.S. $ Value

Insurance – 3.2%
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 02/15/2029(a)	U.S.$	99	$90,601
6.00%, 08/01/2029(a)		162	137,878
6.75%, 07/01/2032(a)		179	152,725
7.50%, 11/06/2030(a)		816	750,940
8.25%, 02/01/2029(a)		109	99,563
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 04/15/2028(a)		1,026	1,034,465
AmWINS Group, Inc. 4.875%, 06/30/2029(a)		199	193,340
6.375%, 02/15/2029(a)		1,469	1,482,544
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves 7.875%, 11/01/2029(a)		151	149,251
Ardonagh Finco Ltd. 6.875%, 02/15/2031(a)	EUR	202	236,110
7.75%, 02/15/2031(a)	U.S.$	1,016	1,036,279
Ardonagh Group Finance Ltd. 8.875%, 02/15/2032(a)		834	836,277
CRC Insurance Group LLC 7.125%, 06/01/2031(a)		1,791	1,792,451
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC 7.25%, 02/15/2031(a)		1,888	1,870,536
Jones Deslauriers Insurance Management, Inc. 8.50%, 03/15/2030(a)		1,560	1,609,764

			11,472,724

REITs – 0.1%
Five Point Operating Co. LP 8.00%, 10/01/2030(a)		378	388,051
Rithm Capital Corp. 8.00%, 04/01/2029(a)		106	107,526

			495,577

			34,056,343

Utility – 0.1%
Electric – 0.1%
Neoen Finco PLC 5.50%, 06/15/2031(a)	EUR	256	303,234
NRG Energy, Inc. 10.25%, 03/15/2028(a) (m)	U.S.$	47	49,907
Vistra Corp. 7.00%, 12/15/2026(a) (m)		28	28,139
8.00%, 10/15/2026(a) (m)		29	29,084

			410,364

Total Corporates - Non-Investment Grade (cost $260,924,194)			257,578,557

CORPORATES - INVESTMENT GRADE – 14.0%
Industrial – 8.3%
Basic – 0.3%
FMC Corp. 8.00%, 06/01/2031(a)		264	273,879
Hudbay Minerals, Inc. 6.125%, 04/01/2029(a)		118	118,479
SNF Group SACA 5.626%, 03/31/2031(a)		723	725,740

			1,118,098

Communications - Media – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.375%, 04/01/2038		190	164,609

	Principal Amount (000)		U.S. $ Value

7.087%, 09/01/2038(a)	U.S.$	55	$54,418
7.337%, 09/01/2041(a)		328	325,271
Cox Communications, Inc. 4.80%, 02/01/2035(a)		250	217,040
5.45%, 09/01/2034(a)		1,172	1,078,158
Time Warner Cable LLC 7.30%, 07/01/2038		104	104,373

			1,943,869

Communications - Telecommunications – 1.0%
Beacon Point DC LLC 6.129%, 11/30/2042(a)		231	218,979
QTS Central Issuer LLC/QTS TRS Central Issuer LLC 6.625%, 09/01/2031(a)		444	437,624
Sopaipilla Investor LLC 7.534%, 11/30/2048(a) (e)		2,465	2,522,631
TELUS Corp. 6.625%, 10/15/2055		35	34,663

			3,213,897

Consumer Cyclical - Automotive – 0.4%
Ford Motor Co. 3.25%, 02/12/2032		212	185,409
Ford Motor Credit Co. LLC 2.90%, 02/10/2029		150	141,438
4.95%, 05/28/2027		200	200,032
4.97%, 04/06/2029		357	353,319
6.532%, 03/19/2032		430	440,372
Jaguar Land Rover Automotive PLC 5.875%, 01/15/2028(a)		200	199,592

			1,520,162

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp., Ltd. 4.00%, 08/01/2028(a)		425	416,203
5.75%, 03/15/2030(a)		377	379,156

			795,359

Consumer Cyclical - Other – 1.3%
Flutter Treasury DAC 5.00%, 04/29/2029(a)	EUR	103	121,210
5.875%, 06/04/2031(a)	U.S.$	837	822,846
6.125%, 06/04/2031(a)	GBP	200	265,883
Las Vegas Sands Corp. 5.65%, 05/18/2033	U.S.$	156	153,551
Sekisui House US, Inc. 6.00%, 01/15/2043		1,508	1,366,248
Voyager Parent LLC 9.25%, 07/01/2032(a)		1,666	1,783,736

			4,513,474

Consumer Cyclical - Restaurants – 0.3%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		70	67,375
3.875%, 01/15/2028(a)		778	765,428
5.625%, 09/15/2029(a)		271	272,081

			1,104,884

Consumer Non-Cyclical – 0.9%
Jazz Securities DAC 4.375%, 01/15/2029(a)		1,619	1,589,275
Mylan, Inc. 5.40%, 11/29/2043		86	73,302

	Principal Amount (000)		U.S. $ Value

Utah Acquisition Sub, Inc. 5.25%, 06/15/2046	U.S.$	1,546	$1,269,560

			2,932,137

Energy – 1.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(a)		134	134,082
5.75%, 10/15/2033(a)		1,245	1,228,740
6.625%, 02/01/2032(a)		446	455,513
Breakwater Energy Holdings SARL 9.25%, 11/15/2030(a)		250	266,435
Energy Transfer LP 8.00%, 05/15/2054		89	93,288
Harbour Energy Finance 2 PLC 6.327%, 04/01/2035(a)		1,292	1,304,041
Hess Midstream Operations LP 4.25%, 02/15/2030(a)		950	914,746
5.875%, 03/01/2028(a)		300	302,772
South Bow USA Infrastructure Holdings LLC 6.176%, 10/01/2054		272	252,400
Var Energi ASA 5.875%, 05/22/2030(a)		241	245,639
6.50%, 05/22/2035(a)		719	748,371
7.50%, 01/15/2028(a)		200	206,308
Woodside Finance Ltd. 5.40%, 05/19/2030		137	138,192
6.00%, 05/19/2035		222	226,482

			6,517,009

Other Industrial – 1.0%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		1,453	1,431,844
Carrix, Inc. 6.125%, 08/01/2033(a)		485	484,758
RB Global Holdings, Inc. 6.75%, 03/15/2028(a)		1,304	1,316,636

			3,233,238

Technology – 0.4%
Oracle Corp. 5.375%, 09/27/2054		83	60,704
5.95%, 09/26/2055		435	345,581
RD Michigan Property Owner I LLC 7.50%, 03/30/2045(a)		823	783,085

			1,189,370

			28,081,497

Financial Institutions – 5.4%
Banking – 3.4%
Ally Financial, Inc. 5.543%, 01/17/2031		177	176,862
5.737%, 05/15/2029		221	223,166
6.646%, 01/17/2040		1,054	1,031,434
6.70%, 02/14/2033		30	30,540
6.848%, 01/03/2030		83	85,914
Banco Bilbao Vizcaya Argentaria SA 6.033%, 03/13/2035		200	204,154
Banco Santander SA 6.35%, 03/14/2034		200	206,272
6.921%, 08/08/2033		400	424,496
Barclays PLC 5.785%, 02/25/2036		482	480,882
BNP Paribas SA 4.625%, 02/25/2031(a) (m)		454	412,418

	Principal Amount (000)		U.S. $ Value

BPCE SA 6.508%, 01/18/2035(a)	U.S.$	500	$508,545
CaixaBank SA 5.581%, 07/03/2036(a)		216	212,959
6.84%, 09/13/2034(a)		235	251,163
Capital One Financial Corp. 6.183%, 01/30/2036		1,311	1,312,311
Citigroup, Inc. 5.827%, 02/13/2035		211	210,504
Series AA 7.625%, 11/15/2028(m)		32	33,313
Series Y 4.15%, 11/15/2026(m)		46	45,890
Deutsche Bank AG/New York NY 3.729%, 01/14/2032		387	357,321
3.742%, 01/07/2033		200	181,208
7.079%, 02/10/2034		204	215,191
Intesa Sanpaolo SpA 6.005%, 06/29/2037(a)		1,382	1,352,716
Lloyds Banking Group PLC 6.00%, 06/07/2032(m)	GBP	8	10,112
6.068%, 06/13/2036	U.S.$	327	328,115
Societe Generale SA 3.625%, 03/01/2041(a)		450	320,112
5.40%, 04/10/2037(a)		370	351,752
7.367%, 01/10/2053(a)		600	610,554
Synchrony Financial 7.25%, 02/02/2033		805	832,716
UBS Group AG 6.625%, 01/08/2031(a) (m)		363	362,437
7.125%, 08/10/2034(a) (m)		297	298,839
UniCredit SpA 5.861%, 06/19/2032(a)		600	601,884

			11,673,780

Brokerage – 0.0%
CI Financial Corp. 3.20%, 12/17/2030		158	142,489

Finance – 0.1%
FS KKR Capital Corp. 3.125%, 10/12/2028		90	85,116
Midcap Financial Issuer Trust 6.50%, 05/01/2028(a)		202	202,382
Sumisho Air Lease Corp. Series B 8.256%, 09/15/2026(m)		50	50,057

			337,555

Insurance – 1.3%
Allianz SE 6.50%, 10/30/2034(a) (m)		200	198,542
Centene Corp. 2.50%, 03/01/2031		1,883	1,644,424
3.375%, 02/15/2030		248	230,506
4.625%, 12/15/2029		1,706	1,663,503
Global Atlantic Fin Co. 7.25%, 03/01/2056(a)		255	245,845
Horizon Mutual Holdings, Inc. 6.20%, 11/15/2034(a)		125	117,644
Prudential Financial, Inc. 6.25%, 06/15/2056		206	202,795

			4,303,259

	Principal Amount (000)		U.S. $ Value

REITs – 0.6%
Boston Properties LP 6.05%, 10/15/2036	U.S.$	294	$294,376
6.50%, 01/15/2034		361	375,870
GLP Capital LP/GLP Financing II, Inc. 5.625%, 03/01/2036		242	230,624
Millrose Properties, Inc. 6.375%, 08/01/2030(a)		319	323,552
Newmark Group, Inc. 7.50%, 01/12/2029		630	656,743

			1,881,165

			18,338,248

Utility – 0.3%
Electric – 0.3%
American Electric Power Co., Inc. 6.95%, 12/15/2054		28	29,405
Series D 6.05%, 03/15/2056		40	38,912
Eversource Energy Series A 6.10%, 08/15/2056		83	82,098
PacifiCorp 5.80%, 04/15/2036		585	584,128
Vistra Operations Co. LLC 6.95%, 10/15/2033(a)		71	75,533

			810,076

Total Corporates - Investment Grade (cost $47,262,844)			47,229,821

BANK LOANS – 4.5%
Industrial – 3.7%
Basic – 0.2%
Ineos Quattro Holdings UK Ltd. 7.535% (CME Term SOFR 1 Month + 3.75%), 03/14/2030(o)		98	77,453
INEOS US Petrochem LLC 8.035% (CME Term SOFR 1 Month + 4.25%), 04/02/2029(o)		725	605,019

			682,472

Communications - Media – 0.8%
DIRECTV Financing LLC 8.322% (CME Term SOFR 3 Month + 4.50%), 08/02/2029(o)		236	237,911
LCPR Loan Financing LLC 7.662% (CME Term SOFR 3 Month + 3.75%), 10/16/2028(o)		750	434,063
MH Sub I LLC 7.936% (CME Term SOFR 1 Month + 4.25%), 05/03/2028(o)		541	534,521
MJH Healthcare Holdings LLC 7.436% (CME Term SOFR 1 Month + 3.75%), 01/28/2029(g) (h) (i) (o)		459	437,628
Neptune Bidco US, Inc. 8.862% (CME Term SOFR 3 Month + 5.00%), 02/03/2033(o)		810	807,367
Radiate Holdco LLC 1.500% (PIK Interest 12 + 1.50%), 09/25/2029(o)		291	255,867

			2,707,357

Communications - Telecommunications – 0.3%
MH Sub I LLC 9.936% (CME Term SOFR 1 Month + 6.25%), 02/23/2029(o)		410	402,825
StubHub Holdco Sub LLC 03/15/2030(p)		459	459,930

			862,755

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.0%
RealTruck Group, Inc. 10.025% (CME Term SOFR 3 Month + 6.00%), 01/31/2031(o)	U.S.$	217	$131,098

Consumer Cyclical - Other – 0.1%
CP Atlas Buyer, Inc. 8.936% (CME Term SOFR 1 Month + 5.25%), 07/08/2030(o)		99	85,324
PHRG Intermediate LLC 7.732% (CME Term SOFR 3 Month + 4.00%), 02/20/2032(o)		257	257,158

			342,482

Consumer Cyclical - Retailers – 0.2%
RVR Dealership Holdings LLC 8.310% (CME Term SOFR 3 Month + 4.50%), 02/26/2033(o)		299	289,150
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.536% (CME Term SOFR 1 Month + 3.75%), 10/16/2028(o)		397	375,785

			664,935

Consumer Non-Cyclical – 0.2%
Hertz Corp. (The) 7.584% (CME Term SOFR 3 Month + 3.50%), 06/30/2028(o)		450	248,830
ModivCare Buyer LLC 8.732% (CME Term SOFR 3 Month + 5.00%), 12/29/2030(o)		120	101,607
MPH Acquisition Holdings LLC 7.572% (CME Term SOFR 3 Month + 3.75%), 12/31/2030(o)		56	56,428
Weber-Stephen Products LLC 7.475% (CME Term SOFR 3 Month + 3.75%), 10/01/2032(o)		209	208,210

			615,075

Energy – 0.2%
Calcasieu Pass Funding, LLC 6.954% (CME Term SOFR 6 Month + 3.25%), 04/11/2033(o)		493	495,869
Colossus Acquireco LLC 5.370% (CME Term SOFR 3 Month + 1.75%), 01/31/2033(o)		119	118,908

			614,777

Other Industrial – 0.2%
Liberty Tire Recycling LLC 7.402% (CME Term SOFR 1 Month + 3.75%), 12/17/2032(o)		389	389,188
Tulip Holdco (DE) LLC 08/04/2033(g) (h) (i) (p)		370	370,463

			759,651

Services – 0.2%
VM Consolidated, Inc. 5.686% (CME Term SOFR 1 Month + 2.00%), 10/01/2032(o)		682	658,367

Technology – 1.3%
Boxer Parent Co., Inc. 6.514% (CME Term SOFR 3 Month + 2.75%), 07/30/2031(o)		525	496,556
Clover Holdings 2 LLC 7.750%, 12/09/2031(g) (h) (i)		397	382,088
Darktrace Finco US LLC 6.987% (CME Term SOFR 3 Month + 3.25%), 10/09/2031(o)		428	402,968
Imprivata, Inc. 7.483% (CME Term SOFR 3 Month + 3.75%), 11/30/2029(o)		110	110,923
Loyalty Ventures, Inc. 14.000% (PRIME 3 Month + 5.50%), 11/03/2027(b) (d) (h) (i) (o)		115	12,090
Metropolis Technologies, Inc. 9.014% (CME Term SOFR 3 Month + 5.25%), 11/03/2032(g) (h) (i) (o)		557	548,045
Peraton Corp. 7.672% (CME Term SOFR 3 Month + 3.75%), 02/01/2028(o)		609	578,126
12.603% (CME Term SOFR 3 Month + 7.75%), 02/01/2029(o)		378	282,606
Ping Identity Holding Corp. 6.389% (CME Term SOFR 1 Month + 2.75%), 11/15/2032(g) (h) (i) (o)		289	285,659
Polaris Newco LLC 8.084% (CME Term SOFR 3 Month + 4.00%), 06/02/2028(o)		466	430,762

	Principal Amount (000)		U.S. $ Value

Project Alpha Intermediate Holdings, Inc. 10.122% (CME Term SOFR 1 Month + 5.00%), 05/09/2033(o)	U.S.$	260	$152,360
Rocket Software, Inc. 7.436% (CME Term SOFR 1 Month + 3.75%), 11/28/2028(o)		252	249,189
Synechron, Inc. 7.482% (CME Term SOFR 3 Month + 3.75%), 10/03/2031(g) (h) (i) (o)		390	370,500

			4,301,872

Transportation - Airlines – 0.0%
JetBlue Airways Corp. 8.427% (CME Term SOFR 3 Month + 4.75%), 08/27/2029(o)		197	169,072

			12,509,913

Financial Institutions – 0.8%
Finance – 0.1%
Nexus Buyer LLC 9.436% (CME Term SOFR 1 Month + 5.75%), 02/16/2032(o)		410	397,446

Financial Services – 0.1%
ACProducts Holdings, Inc. 9.232% (CME Term SOFR 3 Month + 5.50%), 11/14/2031(o)		6	6,485
Rackspace Finance LLC 6.523% (CME Term SOFR 1 Month + 2.75%), 05/15/2028(o)		360	313,600

			320,085

Insurance – 0.6%
Acrisure LLC 6.686% (CME Term SOFR 1 Month + 3.00%), 11/06/2030(g) (h) (i) (o)		1,244	1,052,992
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.186% (CME Term SOFR 1 Month + 2.50%), 09/19/2031(o)		429	428,170
Asurion LLC 7.572% (CME Term SOFR 3 Month + 3.75%), 02/23/2033(o)		573	548,391
8.172% (SOFR + 4.25%), 08/19/2028(o)		18	18,429

			2,047,982

			2,765,513

Total Bank Loans (cost $15,943,257)			15,275,426

EMERGING MARKETS - CORPORATE BONDS – 0.9%
Industrial – 0.9%
Basic – 0.1%
First Quantum Minerals Ltd. 8.00%, 03/01/2033(a)		227	235,921

Consumer Cyclical - Other – 0.8%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)		1,384	1,344,542
MGM China Holdings Ltd. 4.75%, 02/01/2027(a)		221	220,448
6.25%, 05/15/2033(a)		466	452,579
Wynn Macau Ltd. 5.50%, 10/01/2027(a)		233	232,238
6.75%, 02/15/2034(a)		417	412,009

			2,661,816

Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(b) (c) (h) (i) (k)		15	-0-
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(b) (c) (h) (i) (k)		3	-0-

			-0-

	Principal Amount (000)		U.S. $ Value

Energy – 0.0%
Puma International Financing SA 7.75%, 04/25/2029(a)	U.S.$	200	$205,474

Total Emerging Markets - Corporate Bonds (cost $3,149,745)			3,103,211

	Shares

PREFERRED STOCKS – 0.2%
Industrials – 0.2%
Consumer Cyclical - Automotive – 0.0%
Exide International Holdings LP 0.00%(b) (c) (h) (i)		39	56,550

Consumer Cyclical - Other – 0.0%
Hovnanian Enterprises, Inc. 7.625%		490	9,797

Consumer Cyclical - Retailers – 0.2%
QXO, Inc. - Class C 0.00%(b) (h) (i)		68	619,051

Other Industrial – 0.0%
Asphalt ATD Holdco - Class A 0.00%(b) (h) (i)		194	4,813

Technology – 0.0%
Veritas US, Inc. 0.00%(b) (c)		678	13,560

			703,771

Financials – 0.0%
Brokerage – 0.0%
Osaic Financial Services, Inc. Series A 8.00%		2,175	42,739

Total Preferred Stocks (cost $748,439)			746,510

COMMON STOCKS – 0.2%
Communication Services – 0.1%
Diversified Telecommunication Services – 0.1%
Altice France SA/LuxCo3(b) (h) (i)		12,960	245,386

Information Technology – 0.1%
IT Services – 0.1%
Rackspace Technology, Inc.(b)		44,918	140,593

Financial Institutions – 0.0%
Financial Services – 0.0%
Curo Group Holdings LLC(b)		9,491	121,903

Health Care – 0.0%
Health Care Providers & Services – 0.0%
ModivCare Topco LLC(b)		9,656	45,866

Industrials – 0.0%
Electrical Equipment – 0.0%
Exide Technologies(b) (h) (i)		7	5,775

Energy – 0.0%
Energy Equipment & Services – 0.0%
Artsonig Pty Ltd.(b) (h) (i)		21,027	-0-
CHC Group LLC(b) (h)		468	-0-

			-0-

Oil, Gas & Consumable Fuels – 0.0%
New Fortress Energy, Inc.(b) (h)		5,687	1,649

			1,649

Company	Shares		U.S. $ Value

Consumer Discretionary – 0.0%
Broadline Retail – 0.0%
K201640219 South Africa Ltd.(b) (h) (i)		678	$-0-
K2016470219 South Africa Ltd. - Class A(b) (h) (i)		191,574	-0-
K2016470219 South Africa Ltd. - Class B(b) (h) (i)		30,276	-0-

			-0-

Consumer Staples – 0.0%
Household Products – 0.0%
Southeastern Grocers, Inc.(b) (h) (i) (l)		3,584	-0-

Total Common Stocks (cost $763,427)			561,172

RIGHTS – 0.0%
Utility – 0.0%
Electric – 0.0%
Vistra Corp., expiring 12/31/2099(b) (h) (i)		3,442	4,217

Communication Services – 0.0%
Diversified Telecommunication Services – 0.0%
Altice France SA (CVR)(b) (c) (h) (i)		210	3,110

Total Rights (cost $1,232)			7,327

SHORT-TERM INVESTMENTS – 2.4%
Investment Companies – 2.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(q) (r) (s) (cost $6,928,876)		6,928,876	6,928,876

	Principal Amount (000)

Corporates - Non-Investment Grade – 0.3%
Industrial – 0.3%
Energy – 0.3%
NFE Brazil Financing Ltd. 12.00%, 06/19/2029(c) (j) (cost $983,081)	U.S.$	1,074	943,099

Total Short-Term Investments (cost $7,911,957)			7,871,975

Total Investments – 98.3% (cost $336,705,095)(t)			332,373,999
Other assets less liabilities – 1.7%			5,909,768

Net Assets – 100.0%			$338,283,767

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	16	December 2026	$3,283,750	$(664)
U.S. T-Note 5 Yr (CBT) Futures	182	December 2026	19,237,969	(66,828)
U.S. T-Note 10 Yr (CBT) Futures	64	December 2026	6,890,000	(61,422)
Sold Contracts
U.S. 10 Yr Ultra Futures	23	December 2026	2,516,703	23,906
U.S. Long Bond (CBT) Futures	20	December 2026	2,172,500	19,367
U.S. Ultra Bond (CBT) Futures	3	December 2026	330,094	3,360

				$(82,281)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
NatWest Markets PLC	EUR	8,556	USD	9,963	09/11/2026	$20,853
State Street Bank & Trust Co.	EUR	226	USD	259	09/11/2026	(3,483)
State Street Bank & Trust Co.	GBP	377	USD	505	10/15/2026	(5,609)

						$11,761

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
Hertz Corp. (The), 5.000%, 12/01/2029, 06/20/2029*	5.00%	Quarterly	52.87%	USD	80	$(53,102)	$(6,933)	$(46,169)

*	Termination date.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2026, the aggregate market value of these securities amounted to $267,458,016 or 79.1% of net assets.

(b)	Non-income producing security.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.23% of net assets as of August 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Altice France Lux 3/Altice Holdings 1 10.00%, 01/15/2033	10/01/2025	$50,343	$49,089	0.01%
Altice France SA (CVR)	10/01/2025	1,232	3,110	0.00%
ASP Unifrax Holdings, Inc. 7.10%, 09/30/2029	09/30/2024 - 03/30/2026	196,421	706	0.00%
ASP Unifrax Holdings, Inc. 10.425%, 09/30/2029	09/30/2024 - 09/04/2025	600,086	225,518	0.07%
ASP Unifrax Holdings, Inc. 12.05%, 07/31/2027	08/03/2026	89,676	89,676	0.03%
Exide International Holdings LP	11/05/2020	29,328	56,550	0.02%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	-0-	-0-	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	-0-	-0-	0.00%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	02/05/2020 - 06/30/2022	51	-0-	0.00%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	05/12/2023	14,130	-0-	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	08/16/2023	-0-	-0-	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023	02/19/2015	36,767	-0-	0.00%
ModivCare, Inc. 5.00%, 10/01/2029	03/07/2025 - 04/01/2025	364,863	597	0.00%
NFE Brazil Financing Ltd. 12.00%, 06/19/2029	06/17/2026	983,081	943,099	0.28%
NFE Financing LLC 12.00%, 11/15/2029	04/07/2025 - 09/12/2025	342,276	301,919	0.09%
Veritas US, Inc.	12/09/2024	11,482	13,560	0.01%
Vibrantz Technologies, Inc. 9.00%, 02/28/2031	02/27/2026	1,650	1,194	0.00%

(d)	Defaulted.

(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2026.
(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2026.
(g)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Acrisure LLC 6.686%, 11/06/2030	02/10/2026 - 03/02/2026	$1,214,054	$1,052,992	0.31%
ASP Unifrax Holdings, Inc. 12.05%, 10/29/2026	08/05/2026	32,733	33,209	0.01%
ASP Unifrax Holdings, Inc. 12.05%, 11/26/2026	08/05/2026	6,980	6,727	0.00%
Clover Holdings 2 LLC 7.750%, 12/09/2031	11/01/2024	396,975	382,088	0.11%
Metropolis Technologies, Inc. 9.014%, 11/03/2032	10/20/2025	551,527	548,045	0.16%
MJH Healthcare Holdings LLC 7.436%, 01/28/2029	10/09/2025	446,870	437,628	0.13%
Ping Identity Holding Corp. 6.389%, 11/15/2032	10/31/2025	288,633	285,659	0.09%
Synechron, Inc. 7.482%, 10/03/2031	07/09/2026 - 07/14/2026	367,564	370,500	0.11%
Tulip Holdco (DE) LLC 7.620%, 08/04/2033	07/21/2026	364,450	370,463	0.11%

(h)	Fair valued by the Adviser.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at August 31, 2026.
(k)	Defaulted matured security.
(l)	Escrow shares.
(m)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(n)	Convertible security.
(o)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at August 31, 2026.
(p)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the SOFR plus a premium which was determined at the time of purchase.

(q)	The rate shown represents the 7-day yield as of period end.
(r)	Affiliated investments.
(s)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(t)

As of August 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,554,549 and gross unrealized depreciation of investments was $8,002,334, resulting in net unrealized depreciation of $4,447,785.

Currency Abbreviations:
EUR – Euro
GBP – Great British Pound
USD – United States Dollar

Glossary:
CBT – Chicago Board of Trade
CME – Chicago Mercantile Exchange
CVR – Contingent Value Rights
EURIBOR – Euro Interbank Offered Rate
PRIME – U.S. Federal Reserve Bank Prime Loan Rate
REIT – Real Estate Investment Trust
SOFR – Secured Overnight Financing Rate

AB Active ETFs, Inc.

AB High Yield ETF

August 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$-0-	$257,448,945	$129,612	(a)	$257,578,557
Corporates - Investment Grade	-0-	47,229,821	-0-		47,229,821
Bank Loans	-0-	11,815,961	3,459,465		15,275,426
Emerging Markets - Corporate Bonds	-0-	3,103,211	-0-	(a)	3,103,211
Preferred Stocks	9,797	56,299	680,414		746,510
Common Stocks	142,242	167,769	251,161	(a)	561,172
Rights	-0-	-0-	7,327		7,327
Short-Term Investments:
Investment Companies	6,928,876	-0-	-0-		6,928,876
Corporates - Non-Investment Grade	-0-	943,099	-0-		943,099

Total Investments in Securities	7,080,915	320,765,105	4,527,979	(a)	332,373,999
Other Financial Instruments(b):
Assets:
Futures	46,633	-0-	-0-		46,633
Forward Currency Exchange Contracts	-0-	20,853	-0-		20,853
Liabilities:
Futures	(128,914)	-0-	-0-		(128,914)
Forward Currency Exchange Contracts	-0-	(9,092)	-0-		(9,092)
Centrally Cleared Credit Default Swaps	-0-	(53,102)	-0-		(53,102)

Total	$6,998,634	$320,723,764	$4,527,979	(a)	$332,250,377

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$3,911	$79,779	$76,761	$6,929	$161